Share-based Compensation - Restricted share owned by the Founders (Details) ¥ in Thousands		1 Months Ended	12 Months Ended			48 Months Ended
	Mar. 27, 2020 $ / shares	Jul. 31, 2020	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Mar. 27, 2024
Share-based Compensation
Vesting period (in years)		4 years
Number of shares
Share-based compensation expenses | ¥			¥ 74,319	¥ 64,017	¥ 37,110
Founders Restricted Shares
Share-based Compensation
Vesting period (in years)	4 years					4 years
Weighted average grant date fair value | $ / shares	$ 0.05
Number of shares
Awarded and unvested, beginning balance			0	25,000,000	50,000,000
Vested				(25,000,000)	(25,000,000)
Awarded and unvested, ending balance				0	25,000,000
Share-based compensation expenses | ¥				¥ 2,300	¥ 9,700